Non-controlling interests - Schedule of ownership interests in subsidiaries (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Ownership interests in subsidiaries
Net income attributable to Vipshop Holdings Limited's shareholders	¥ 4,681,073	$ 734,562	¥ 5,906,957	¥ 4,016,832
Decrease in the Company's additional paid-in capital in relation to the acquisition of additional equity interests in subsidiaries	(18,050)		(21,314)	(10,497)
Increase (decrease) in the Company's additional paid-in capital in relation to contribution to its subsidiary			703	(97,875)
Capital contributions from non-controlling interests	150,471		43,148
Net transfers from (to) non-controlling interests	132,421		22,537	(108,372)
Changes from net income attributable to Vipshop Holdings Limited's shareholders and transfers from non-controlling interests	¥ 4,813,494		¥ 5,929,494	¥ 3,908,460